Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	$ 9,650	$ 6,190
Accumulated amortization	(3,566)	(3,442)
Net Book Value	6,084	2,748
Real Estate Finders' Fees [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	1,157	948
Accumulated amortization	(479)	(401)
Net Book Value	678	547
Non-compete Agreements [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	3,722	3,081
Accumulated amortization	(2,459)	(1,834)
Net Book Value	1,263	1,247
Favorable Lease [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	755	644
Accumulated amortization	(322)	(219)
Net Book Value	433	425
Franchise Rights [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	1,547	0
Accumulated amortization	(32)	0
Net Book Value	1,515	0
Deferred Financing Costs [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	2,411	1,469
Accumulated amortization	(262)	(982)
Net Book Value	2,149	487
Other [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	58	48
Accumulated amortization	(12)	(6)
Net Book Value	$ 46	$ 42